Trade Receivables - Summary of Changes in Provision for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	€ 5,325	€ 7,881
Charges – bad debt expense	330	76
Reductions – write off of uncollectible amounts	(95)	(2,015)
Foreign exchange effect	44
Reversal - reversal to profit and loss		(617)
Balance at end of year	€ 5,604	€ 5,325